UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein       New York, New York              February 11, 2011
------------------------       ------------------              -----------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $919,395
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                     13F SECURITIES HOLDINGS                                         As of 12/31/10


                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7     1,294    1,258,000  PRN        Sole                1,258,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1    51,951   51,749,000  PRN        Sole               51,749,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2     7,847    7,105,000  PRN        Sole                7,105,000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0  018581AD0     4,147    3,845,000  PRN        Sole                3,845,000
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1  018804AN4     2,209    2,160,000  PRN        Sole                2,160,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8     7,616    6,000,000  PRN        Sole                6,000,000
AVIS BUDGET GROUP             NOTE 3.500%10/0  053774AB1    20,700   17,250,000  PRN        Sole               17,250,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2     6,521    6,315,000  PRN        Sole                6,315,000
BECKMAN COULTER INC           NOTE 2.500%12/1  075811AD1     2,939    2,575,000  PRN        Sole                2,575,000
BLACKBOARD INC                NOTE 3.250% 7/0  091935AA4     3,633    3,575,000  PRN        Sole                3,575,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7     7,809    7,760,000  PRN        Sole                7,760,000
CACI INTL INC                 NOTE 2.125% 5/0  127190AD8       573      500,000  PRN        Sole                  500,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5    31,618   32,680,000  PRN        Sole               32,680,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1  159864AB3     2,546    2,540,000  PRN        Sole                2,540,000
CASELLA WASTE SYS INC         CL A             147448104     5,340      753,131  SH         Sole                  753,131
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1  165167BW6    28,114   28,650,000  PRN        Sole               28,650,000
ENERSYS                       NOTE 3.375% 6/0  29275YAA0     8,164    7,270,000  PRN        Sole                7,270,000
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3     5,626    5,495,000  PRN        Sole                5,495,000
EURONET WORLDWIDE INC         NOTE 3.500%10/1  298736AF6     3,119    3,150,000  PRN        Sole                3,150,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0    22,586   22,930,000  PRN        Sole               22,930,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9    20,180   20,435,000  PRN        Sole               20,435,000

                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5    17,259   17,410,000  PRN        Sole               17,410,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7     3,928    3,610,000  PRN        Sole                3,610,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9    57,095   60,495,000  PRN        Sole               60,495,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6    14,407   15,745,000  PRN        Sole               15,745,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3    35,175   35,065,000  PRN        Sole               35,065,000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1  460690BA7    19,603   17,670,000  PRN        Sole               17,670,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1  50212AAB2    30,969   31,000,000  PRN        Sole               31,000,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7     4,612    4,605,000  PRN        Sole                4,605,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5    39,924   41,805,000  PRN        Sole               41,805,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250%12/1  52729NBF6     9,515    9,515,000  PRN        Sole                9,515,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2    14,941   13,200,000  PRN        Sole               13,200,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2    48,373   47,835,000  PRN        Sole               47,835,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0    92,006   97,104,000  PRN        Sole               97,104,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8     1,108    1,100,000  PRN        Sole                1,100,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6     3,659    3,890,000  PRN        Sole                3,890,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2    11,887   11,175,000  PRN        Sole               11,175,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7    17,873   18,260,000  PRN        Sole               18,260,000
PENN VA CORP                  NOTE 4.500%11/1  707882AA4    40,357   40,509,000  PRN        Sole               40,509,000
PROLOGIS                      NOTE 2.250% 4/0  743410AQ5       822      825,000  PRN        Sole                  825,000
PROLOGIS                      NOTE 3.250% 3/1  743410AY8     3,595    3,255,000  PRN        Sole                3,255,000
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1  75508AAB2     2,223    2,000,000  PRN        Sole                2,000,000
REGAL ENTMT GROUP             CL A             758766109     3,992      340,000  SH         Sole                  340,000
SAKS INC                      NOTE 2.000% 3/1  79377WAL2     1,549    1,500,000  PRN        Sole                1,500,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5    40,535   41,816,000  PRN        Sole               41,816,000

                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----        -------- -------     --- ---- ---------- -------- ----       ------ ----
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6    18,675   16,600,000  PRN        Sole               16,600,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7    10,447   10,260,000  PRN        Sole               10,260,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5    14,925   14,850,000  PRN        Sole               14,850,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5     5,664    4,550,000  PRN        Sole                4,550,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    14,420   14,790,000  PRN        Sole               14,790,000
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0     2,582    2,490,000  PRN        Sole                2,490,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5     1,291    1,170,000  PRN        Sole                1,170,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6    71,543   74,330,000  PRN        Sole               74,330,000
UNISOURCE ENERGY CORP         NOTE 4.500% 3/0  909205AB2     4,704    4,440,000  PRN        Sole                4,440,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0  909440AH2    15,205   15,073,000  PRN        Sole               15,073,000

                                                   TOTAL (X$1,000) 919,395